Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2016
Distribution Date:	6/15/2016

This report contains information regarding Scotiabank’s Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate; however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR + 0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$20,643,246,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$6,405,575,000

Total Outstanding			$27,048,821,600

OSFI Covered Bond Limit			$36,076,489,424

Series Ratings	Moody’s	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from the Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2016
Distribution Date:	6/15/2016

Supplementary Information (continued)
	Moody’s	Fitch	DBRS	S&P
Scotiabank’s Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody’s	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody’s	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody’s	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody’s	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2016
Distribution Date:	6/15/2016

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$20,643,246,600

A = Lesser of (i) LTV Adjusted Loan Balance and			28,857,915,207		A (i)	31,030,016,351
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	28,857,915,207
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			397,829,505
Total:A + B + C + D + E - F			28,460,085,702

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			21,261,559,203

A = lesser of (i) Present Value of outstanding loan balance of			31,130,307,204		A (i)	31,130,307,204
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	56,269,052,105
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total:A + B + C + D + E + F			31,130,307,204

Intercompany Loan Balance

Guarantee Loan			22,201,648,247.75
Demand Loan			9,576,932,605
Total			31,778,580,852

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
May 31, 2016	N/A		N/A

Portfolio Flow of Funds

	31-May-16		28-Apr-16
Cash Inflows
Principal Receipts	502,215,639.29		362,339,195.74
Sale of Loans	31,410,649.33		72,728,143.38
Revenue Receipts	64,607,404.92		53,962,717.61
Swap Receipts	-		-
Intercompany Loan Receipts	7,796,727,329.33		1,159,425,755.47
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(50,504,883.97)	(6)	(45,700,857.20)	(7)
Purchase of Loans	(7,834,969,042.37)		(1,393,895,289.42)
Intercompany Loan Repayment	(495,384,575.58)	(6)	(200,597,805.17)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(614.25)		(1,083.11)
Net Inflows/(Outflows)	14,101,906.70		8,260,777.30

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price

IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction. Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.6851%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on June 17th, 2016.

(7) This amount was paid out on May 17th, 2016.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2016
Distribution Date:	6/15/2016

Portfolio Summary Statistics

Previous Month Ending Balance	$ 23,723,297,078
Current Month Ending Balance	$ 31,006,426,306
Number of Mortgage Loans in Pool	172,341
Average Loan Size	$179,913
Number of Primary Borrowers	153,115
Number of Properties	157,464

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	53.72%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.38%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	81.90%
Weighted Average Seasoning of Loans in the Portfolio	24.31	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.79%
Weighted Average Original Term of Loans in the Portfolio	50.53	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	26.22	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	46.25	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	172,074	99.85%	30,949,978,866	99.82%
30 to 59 Days Past Due	212	0.12%	44,687,664	0.14%
60 to 89 Days Past Due	53	0.03%	11,309,912	0.04%
90 to 119 Days Past Due	2	0.00%	449,865	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	172,341	100.00%	31,006,426,306	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,215	11.73%	4,468,968,780	14.41%
British Columbia	20,752	12.04%	5,013,677,990	16.17%
Manitoba	3,786	2.20%	485,646,654	1.57%
New Brunswick	5,173	3.00%	518,920,776	1.67%
Newfoundland	5,579	3.24%	769,339,435	2.48%
Northwest Territories	53	0.03%	10,345,152	0.03%
Nova Scotia	7,423	4.31%	906,009,496	2.92%
Nunavut	-	0.00%	-	0.00%
Ontario	84,407	48.98%	15,213,708,727	49.07%
Prince Edward Island	1,140	0.66%	119,314,237	0.38%
Quebec	18,061	10.48%	2,453,336,262	7.91%
Saskatchewan	5,395	3.13%	976,019,857	3.15%
Yukon	357	0.21%	71,138,940	0.23%
Total	172,341	100.00%	31,006,426,306	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,130	1.82%	584,050,211	1.88%
599 or less	2,937	1.70%	518,099,101	1.67%
600 - 650	4,623	2.68%	854,558,463	2.76%
651 - 700	10,900	6.32%	2,104,588,611	6.79%
701 - 750	22,870	13.27%	4,456,418,132	14.37%
751 - 800	32,128	18.64%	6,155,859,924	19.85%
801 and Above	95,753	55.56%	16,332,851,864	52.68%
Total	172,341	100.00%	31,006,426,306	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) Refer to footnote (5) on page 3 of this Investor Report.
(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2016
Distribution Date:	6/15/2016

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	142,452	82.66%	24,794,515,240	79.97%
Variable	29,889	17.34%	6,211,911,066	20.03%
Total	172,341	100.00%	31,006,426,306	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	138,016	80.08%	22,579,238,702	72.82%
Non-STEP	34,325	19.92%	8,427,187,605	27.18%
Total	172,341	100.00%	31,006,426,306	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,717	1.58%	472,049,821	1.52%
Owner Occupied	169,624	98.42%	30,534,376,485	98.48%
Total	172,341	100.00%	31,006,426,306	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	55,400	32.15%	10,095,923,814	32.56%
2.5000 - 2.9999	66,516	38.60%	11,806,517,884	38.08%
3.0000 - 3.4999	32,984	19.14%	6,581,000,804	21.22%
3.5000 - 3.9999	13,498	7.83%	1,999,825,228	6.45%
4.0000 - 4.4999	2,911	1.69%	397,688,535	1.28%
4.5000 - 4.9999	639	0.37%	80,731,081	0.26%
5.0000 - 5.4999	252	0.15%	26,232,026	0.08%
5.5000 and Above	141	0.08%	18,506,934	0.06%
Total	172,341	100.00%	31,006,426,306	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	21,117	12.25%	1,332,943,859	4.30%
20.01-25.00	8,387	4.87%	904,536,108	2.92%
25.01-30.00	8,789	5.10%	1,153,292,448	3.72%
30.01-35.00	9,608	5.57%	1,439,747,092	4.64%
35.01-40.00	10,699	6.21%	1,836,726,639	5.92%
40.01-45.00	12,267	7.12%	2,267,719,166	7.31%
45.01-50.00	13,787	8.00%	2,810,116,845	9.06%
50.01-55.00	15,485	8.99%	3,265,113,143	10.53%
55.01-60.00	15,915	9.23%	3,352,012,579	10.81%
60.01-65.00	15,827	9.18%	3,389,504,035	10.93%
65.01-70.00	14,333	8.32%	3,122,059,812	10.07%
70.01-75.00	13,729	7.97%	3,090,201,574	9.97%
75.01-80.00	10,821	6.28%	2,629,053,396	8.48%
80.01 and Above	1,577	0.92%	413,399,612	1.33%
Total	172,341	100.00%	31,006,426,306	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2016
Distribution Date:	6/15/2016

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	42,885	24.88%	6,716,988,063	21.66%
12.00 - 23.99	63,667	36.94%	10,966,863,975	35.37%
24.00 - 35.99	16,519	9.59%	3,330,598,105	10.74%
36.00 - 41.99	7,860	4.56%	1,603,289,296	5.17%
42.00 - 47.99	12,854	7.46%	2,448,744,083	7.90%
48.00 - 53.99	15,723	9.12%	3,249,362,808	10.48%
54.00 - 59.99	10,917	6.33%	2,357,575,608	7.60%
60.00 - 65.99	1,106	0.64%	190,425,520	0.61%
66.00 - 71.99	41	0.02%	8,509,269	0.03%
72.00 and Above	769	0.45%	134,069,578	0.43%
Total	172,341	100.00%	31,006,426,306	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	58,844	34.14%	3,372,545,591	10.88%
100,000 - 149,999	30,508	17.70%	3,804,012,969	12.27%
150,000 - 199,999	25,625	14.87%	4,457,333,727	14.38%
200,000 - 249,999	18,805	10.91%	4,208,209,646	13.57%
250,000 - 299,999	13,088	7.59%	3,578,382,633	11.54%
300,000 - 349,999	8,577	4.98%	2,772,087,221	8.94%
350,000 - 399,999	5,315	3.08%	1,983,538,588	6.40%
400,000 - 449,999	3,306	1.92%	1,399,009,325	4.51%
450,000 - 499,999	2,269	1.32%	1,074,147,269	3.46%
500,000 - 549,999	1,468	0.85%	768,998,395	2.48%
550,000 - 599,999	1,008	0.58%	579,181,304	1.87%
600,000 - 649,999	714	0.41%	445,692,695	1.44%
650,000 - 699,999	494	0.29%	333,021,867	1.07%
700,000 - 749,999	378	0.22%	274,482,619	0.89%
750,000 - 799,999	323	0.19%	250,115,079	0.81%
800,000 - 849,999	252	0.15%	207,807,987	0.67%
850,000 - 899,999	248	0.14%	217,698,734	0.70%
900,000 - 949,999	257	0.15%	237,592,656	0.77%
950,000 - 999,999	238	0.14%	232,349,056	0.75%
1,000,000 or Greater	624	0.36%	810,218,947	2.61%
Total	172,341	100.00%	31,006,426,306	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	24,503	14.22%	4,307,277,849	13.89%
Single Family	142,369	82.61%	25,562,596,866	82.44%
Multi Family	5,040	2.92%	1,070,269,389	3.45%
Other	429	0.25%	66,282,203	0.21%
Total	172,341	100.00%	31,006,426,306	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2016
Distribution Date:	6/15/2016

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	113,366,539	78,625,428	95,696,297	128,908,606	144,101,366	186,085,973	246,312,854	283,075,125	412,507,499	616,877,340	577,365,201	482,982,444	796,846,334	306,217,775	4,468,968,780	14.41%
	Current and Less Than 30 Days Past Due	113,302,936	78,625,428	95,347,833	128,783,518	143,854,171	185,905,545	245,795,006	283,075,125	410,147,776	614,729,443	571,443,246	482,506,780	796,171,941	306,074,173	4,455,762,921	99.70%
	30 to 59 Days Past Due	63,604	-	348,464	-	247,194	180,427	258,841	-	1,882,227	2,147,897	4,218,283	-	674,393	143,602	10,164,931	0.23%
	60 to 89 Days Past Due	-	-	-	125,088	-	-	259,007	-	477,496	-	1,703,673	475,663	-	-	3,040,927	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	334,306,140	205,559,848	278,330,132	337,065,431	442,839,994	487,035,086	557,823,235	578,971,033	426,281,380	404,540,068	436,339,814	354,827,380	164,481,790	5,276,660	5,013,677,990	16.17%
	Current and Less Than 30 Days Past Due	334,207,406	205,559,848	278,202,977	336,808,937	442,459,355	484,428,101	556,643,358	576,096,837	425,672,936	404,075,153	436,339,814	354,556,182	164,481,790	5,276,660	5,004,809,354	99.82%
	30 to 59 Days Past Due	50,505	-	-	256,494	380,639	1,107,848	706,177	2,140,961	458,154	464,915	-	271,198	-	-	5,836,891	0.12%
	60 to 89 Days Past Due	48,229	-	127,155	-	-	1,286,947	473,700	733,235	150,290	-	-	-	-	-	2,819,555	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	212,190	-	-	-	-	-	-	-	-	212,190	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	11,571,219	8,648,617	13,070,921	12,663,307	20,090,230	26,107,634	28,749,079	37,193,308	55,978,648	73,297,324	73,953,294	74,394,865	43,880,402	6,047,807	485,646,654	1.57%
	Current and Less Than 30 Days Past Due	11,571,219	8,648,617	12,993,759	12,663,307	20,048,242	26,107,634	28,749,079	37,193,308	55,894,605	73,205,929	73,643,020	73,850,157	43,772,861	6,047,807	484,389,542	99.74%
	30 to 59 Days Past Due	-	-	77,162	-	41,988	-	-	-	84,043	91,395	310,274	544,708	107,541	-	1,257,112	0.26%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,778,178	8,609,193	11,408,331	14,884,072	18,768,718	23,822,071	28,262,256	48,192,708	67,880,294	84,959,515	66,653,888	87,924,472	45,777,081	-	518,920,776	1.67%
	Current and Less Than 30 Days Past Due	11,778,178	8,609,193	11,408,331	14,884,072	18,691,843	23,822,071	28,191,964	48,192,708	67,514,353	84,517,793	66,653,888	87,924,472	45,777,081	-	517,965,946	99.82%
	30 to 59 Days Past Due	-	-	-	-	76,875	-	70,292	-	278,044	367,343	-	-	-	-	792,554	0.15%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	87,896	74,379	-	-	-	-	162,276	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	13,840,524	10,254,699	11,529,596	18,031,520	26,345,906	35,984,795	43,110,519	62,450,837	89,487,237	126,883,446	103,968,922	145,859,825	80,292,660	1,298,949	769,339,435	2.48%
	Current and Less Than 30 Days Past Due	13,801,920	10,254,699	11,529,596	18,031,520	26,345,906	35,984,795	43,110,519	62,450,837	88,443,506	126,261,408	103,968,922	145,757,393	80,292,660	1,298,949	767,532,630	99.77%
	30 to 59 Days Past Due	29,285	-	-	-	-	-	-	-	207,881	422,564	-	102,432	-	-	762,162	0.10%
	60 to 89 Days Past Due	9,319	-	-	-	-	-	-	-	835,849	199,474	-	-	-	-	1,044,642	0.14%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	633,590	329,912	597,665	103,107	545,923	339,118	539,023	-	1,449,185	2,422,344	1,231,744	1,302,654	850,887	-	10,345,152	0.03%
	Current and Less Than 30 Days Past Due	633,590	329,912	597,665	103,107	545,923	339,118	539,023	-	1,449,185	2,422,344	1,231,744	1,302,654	850,887	-	10,345,152	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	24,941,881	15,340,082	21,497,627	27,476,615	36,817,348	46,138,980	59,832,622	73,958,609	106,757,335	131,848,396	105,861,954	176,243,914	77,441,442	1,852,691	906,009,496	2.92%
	Current and Less Than 30 Days Past Due	24,925,950	15,340,082	21,468,192	27,447,138	36,817,348	46,002,041	59,518,123	73,909,118	106,431,100	131,675,241	105,693,472	176,103,648	77,441,442	1,852,691	904,625,586	99.85%
	30 to 59 Days Past Due	15,931	-	29,435	29,477	-	136,939	314,499	49,491	326,235	43,059	168,481	-	-	-	1,113,548	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	130,097	-	140,266	-	-	270,362	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	714,560,932	496,358,395	619,384,603	772,253,776	994,698,634	1,277,128,201	1,612,875,100	1,905,792,365	1,813,898,006	1,458,357,291	1,272,173,934	1,232,944,047	1,001,364,868	41,918,575	15,213,708,727	49.07%
	Current and Less Than 30 Days Past Due	713,384,298	494,923,565	618,911,552	771,285,421	993,067,468	1,274,856,999	1,610,417,239	1,902,537,370	1,810,355,874	1,456,589,911	1,271,182,785	1,232,277,413	1,000,166,720	41,918,575	15,191,875,190	99.86%
	30 to 59 Days Past Due	1,030,879	1,336,698	473,051	891,938	1,631,167	1,518,252	2,191,170	2,839,802	3,152,397	1,118,307	437,825	666,634	1,198,148	-	18,486,268	0.12%
	60 to 89 Days Past Due	145,755	98,132	-	76,417	-	752,950	266,691	415,192	389,735	649,073	315,648	-	-	-	3,109,595	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	237,675	-	-	-	237,675	0.01%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,641,073	2,200,210	3,563,218	3,202,112	3,262,739	4,539,531	8,400,414	8,941,347	15,627,863	18,496,318	15,405,067	22,235,109	9,647,684	151,552	119,314,237	0.38%
	Current and Less Than 30 Days Past Due	3,641,073	2,200,210	3,563,218	3,202,112	3,262,739	4,539,531	8,330,015	8,941,347	15,627,863	18,446,090	15,405,067	22,235,109	9,647,684	151,552	119,193,611	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	70,399	-	-	50,227	-	-	-	-	120,627	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	83,952,584	61,366,643	74,572,940	97,666,059	113,702,197	132,114,961	163,550,353	184,619,381	233,362,379	293,503,693	341,073,888	321,428,775	302,542,500	49,879,910	2,453,336,262	7.91%
	Current and Less Than 30 Days Past Due	83,952,584	61,300,329	74,572,940	97,666,059	113,439,770	132,114,961	163,550,353	184,376,960	233,022,849	292,977,798	340,657,900	320,543,661	301,931,096	49,879,910	2,449,987,169	99.86%
	30 to 59 Days Past Due	-	-	-	-	262,426	-	-	147,063	339,530	525,895	415,988	708,052	498,751	-	2,897,705	0.12%
	60 to 89 Days Past Due	-	66,314	-	-	-	-	-	95,358	-	-	-	177,061	112,654	-	451,388	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,695,986	15,232,413	22,316,156	25,041,860	31,830,211	44,372,900	55,518,902	74,862,304	116,556,049	165,639,569	120,886,412	181,141,583	103,169,819	755,692	976,019,857	3.15%
	Current and Less Than 30 Days Past Due	18,675,239	15,232,413	22,316,156	24,850,632	31,830,211	43,912,004	55,183,219	74,699,437	115,816,862	164,262,807	120,506,749	181,141,583	103,169,819	755,692	972,352,823	99.62%
	30 to 59 Days Past Due	20,747	-	-	191,228	-	460,896	335,683	23,687	467,200	1,376,762	379,663	-	-	-	3,255,867	0.33%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	139,180	271,987	-	-	-	-	-	411,167	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,655,213	2,010,667	1,324,962	2,450,627	3,723,374	4,049,917	5,142,487	7,056,127	12,226,705	12,678,730	7,145,695	8,916,507	2,757,929	-	71,138,940	0.23%
	Current and Less Than 30 Days Past Due	1,655,213	2,010,667	1,324,962	2,450,627	3,723,374	4,049,917	5,142,487	7,056,127	12,226,705	12,678,730	7,145,695	8,916,507	2,757,929	-	71,138,940	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,332,943,859	904,536,108	1,153,292,448	1,439,747,092	1,836,726,639	2,267,719,166	2,810,116,845	3,265,113,143	3,352,012,579	3,389,504,035	3,122,059,812	3,090,201,574	2,629,053,396	413,399,612	31,006,426,306	100.00%
	Current and Less Than 30 Days Past Due	1,331,529,606	903,034,965	1,152,237,180	1,438,176,449	1,834,086,350	2,262,062,718	2,805,170,386	3,258,529,172	3,342,603,615	3,381,842,647	3,113,872,302	3,087,115,560	2,626,461,909	413,256,010	30,949,978,866	99.82%
	30 to 59 Days Past Due	1,210,950	1,336,698	928,113	1,369,137	2,640,290	3,404,362	3,947,061	5,201,005	7,195,711	6,608,365	5,930,514	2,293,024	2,478,833	143,602	44,687,664	0.14%
	60 to 89 Days Past Due	203,303	164,446	127,155	201,506	-	2,039,896	999,398	1,382,966	2,213,254	1,053,023	2,019,321	792,990	112,654	-	11,309,912	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	212,190	-	-	-	-	237,675	-	-	-	449,865	0.01%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/31/2016
Distribution Date:	6/15/2016

Portfolio Current Indexed LTV Distribution by Credit Bureau Score
Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	27,668,614	16,899,171	25,604,034	35,243,533	44,241,321	51,143,922	63,008,993	73,598,748	67,391,509	63,507,934	56,729,673	41,802,598	15,689,033	1,521,127	584,050,211	1.88%
<=599	7,659,924	6,668,426	11,071,083	11,069,191	17,615,068	39,805,677	46,766,063	78,899,654	81,272,630	86,765,306	68,568,751	50,452,557	10,691,489	793,283	518,099,101	1.67%
600-650	14,580,334	12,838,444	17,173,237	22,448,296	35,482,169	55,620,150	90,974,210	131,587,097	130,443,620	126,477,456	102,567,277	76,583,626	35,447,391	2,335,154	854,558,463	2.76%
651-700	40,720,276	36,825,513	52,493,205	66,526,093	92,576,268	142,976,983	205,596,344	275,569,242	290,606,885	295,080,967	255,102,670	190,526,568	139,242,737	20,744,861	2,104,588,611	6.79%
701-750	111,900,747	90,330,483	117,909,492	164,102,064	225,319,916	288,359,512	378,481,065	463,483,683	506,370,156	541,619,210	508,123,264	509,561,554	471,768,551	79,088,435	4,456,418,132	14.37%
751-800	178,197,477	123,938,284	179,130,273	239,447,900	325,525,681	406,800,532	529,641,602	606,513,001	677,744,298	675,647,062	666,981,474	736,485,917	691,777,308	118,029,116	6,155,859,924	19.85%
>800	952,216,487	617,035,788	749,911,122	900,910,014	1,095,966,216	1,283,012,390	1,495,648,568	1,635,461,718	1,598,183,482	1,600,406,100	1,463,986,703	1,484,788,755	1,264,436,887	190,887,635	16,332,851,864	52.68%
Total	1,332,943,859	904,536,108	1,153,292,448	1,439,747,092	1,836,726,639	2,267,719,166	2,810,116,845	3,265,113,143	3,352,012,579	3,389,504,035	3,122,059,812	3,090,201,574	2,629,053,396	413,399,612	31,006,426,306	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.
(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.